Disclosure of detailed information about royalty interests (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Royalty interest, beginning balance	$ 21,943,743	$ 25,831,152	$ 28,798,980
Acquisition			145,000
Depletion	(1,732,270)	(2,282,276)	(2,163,221)
Impairment of royalty interest	(7,256,340)
Cumulative translation adjustments	(1,391,270)	1,605,133	949,607
Royalty interest, ending balance	$ 14,346,403	$ 21,943,743	$ 25,831,152